Subsequent Events - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions						12 Months Ended
	Mar. 26, 2026 USD ($)	Mar. 19, 2026 EUR (€)	Mar. 11, 2026 USD ($)	Feb. 19, 2026 MXN ($)	Jan. 07, 2026 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration Sale Of Assets								$ 101
Proceeds from divestiture								6
Repayments of borrowings, classified as financing activities						$ 2,227	$ 5,497	$ 3,840
Peso Bilateral Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities					$ 6,000
Major business combination [member] | Omega Products International [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration Sale Of Assets									$ 190
Dividend Declared [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 180
Maximum Amount Authorized For Share Repurchase [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount authorized for share repurchase	$ 500
Issuance of Long Term Notes [Member] | Secured long Term Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				$ 5,500
Borrowings maturity term				5 years
Borrowings, adjustment to interest rate basis				0.70%
Other disposals of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from divestiture			$ 485
Repayment of Senior Secured Notes Payable [Member] | Three Point One Two Five Percentage Senior Secured Notes Due 2026 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		3.125%
Aggregate principal amount redemption | €		€ 400